Share Capital And Equity Compensation - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,740	690	1,682
Weighted average remaining contractual life of options outstanding (years)	6 years 10 months 24 days
$5.40-$5.56
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,740
Weighted average remaining contractual life of options outstanding (years)	6 years 10 months 24 days
$5.40-$5.56 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding | $ / shares	$ 5.4
$5.40-$5.56 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding | $ / shares	$ 5.56